14. Business combination (Tables)	12 Months Ended
Dec. 31, 2020
Minimum rental payment on termination
Schedule of consideration transferred in the acquisition

The cash consideration has been adjusted for the dividends received related to the year of 2018 and the effect of the cash flow hedge entered into to hedge the exposure on changes in foreign exchange rates, as shown below:

As of December 31, 2019
Cash consideration	9,268
Cash flow hedge effect	145
9,413
Dividends received related to 2018	(42)
Total cash consideration transferred	9,371

Scheduld of fair values of identifiable assets acquired and liabilities assumed

The fair value of identifiable assets acquired and liabilities assumed from Éxito, on the acquisition date, are as follows:

Fair value as of November 27, 2019
Assets
Cash and cash equivalentes	6,062
Trade receivables, net	416
Inventories, net	2,765
Recoverable taxes	477
Other current assets	349
Deferred income tax and social contribution	1,353
Related parties	137
Other noncurrent assets	111
Investments in associates	316
Investment properties	2,972
Property and equipment, net	8,496
Intangible assets, net	3,009
26,463
Liabilities
Payroll and related taxes	283
Trade payables, net	4,545
Taxes and contributions payable	219
Borrowings and financing	2,546
Lease liabilities	277
Other current liabilities	998
Noncurrent borrowings and financing	2,060
Deferred income tax and social contribution	2,100
Provisions for legal proceedings	103
Noncurrent –lease liabilities	1,540
Other noncurrent liabilities	28
14,699
Net assets	11,764
(-) Attribute to non-controlling interest	(2,558)
Net assets	9,206

Schedule of goodwill identified

The Company recorded a residual goodwill of R$165; which has been determined as follows:

Fair value of net assets acquired	11,764
(-) Fair value of non-controlling interest	(2,558)
9,206
Total consideration transferred for the acquisition of Éxito Group	9,371
Goodwill resulting from acquisition of Éxito Group	165